COHEN & STEERS

REALTY MAJORS


[ML logo] Merrill Lynch

[logo] Defined Asset Funds (SM)
Buy with Knowledge o Hold with Confidence

The Realty Majors(SM) Portfolio                        March 31, 1999


The Realty Majors Portfolio
The Equity Investor Fund Cohen & Steers Realty Majors(SM) Portfolio is a Defined Asset Fund(SM) with investments in many of the leading Real Estate Investment Trusts ("REITs") in the U.S. The Portfolio is broadly diversified by both geographic region and property type and is designed to provide a total investment return from both current income and the potential for capital appreciation.

Investment Overview
This Fund continued to enjoy strong relative performance in the first quarter and since inception. Although past performance is no guarantee of future results, the Fund's focus on the nation's leading real estate companies enabled it to perform better than the general real estate benchmarks. REITs, however, remained out of favor despite posting strong earnings and dividend growth. Cohen & Steers believes that today REIT valuations are, by all measures, at historically attractive levels. The average REIT dividend yield at quarter end, for example, was 8.0%. At the same time the health of the U.S. economy and most property markets remained strong. This suggests that REITs offer investors value today and Cohen & Steers believes that the large, well-capitalized companies that comprise the Realty Majors portfolio are attractively positioned in this environment to execute strategies to enhance shareholder value and continue to grow earnings and increase dividends.

Realty Majors in the News First Quarter 1999
o Archstone Communities executed a $100 million common share repurchase program.
o Duke Realty Investments agreed to acquire Weeks Corporation, a NYSE- listed industrial REIT, for $1.7 billion in stock and the assumption of debt.
o Equity Office Properties, in a first for the REIT industry, received a ruling from the IRS which will allow it to collect revenue from tenants for telecommunications and other services without violating REIT rules. Separately, the company issues $1.0 billion in senior unsecured notes at an average cost of 6.8%.
o Equity Residential Properties formed a five-year partnership with US West to provide residents a "one-stop" telecommunications package.
o Health Care Property Investors acquired $49 million in nursing homes leased to Beverly Enterprises and $108 million in medical office buildings located primarily in Salt Lake City, UT.
o Highwoods Properties raised $126 million by contributing 1.2 million square feet of office space to a joint venture it has formed with a German investment fund.
o Kimco Realty received a $117 million equity commitment from an institutional investor to fund the Kimco Income REIT ("KIT"), a newly formed company designed to invest in shopping centers with high, predictable current income. Kimco will retain a 40% interest in KIT.
o Mack Cali Realty issued $600 million in senior unsecured notes at an average cost of 7.2%.
o Reckson Associates Realty, in conjunction with its pending acquisition of Tower Realty Trust, agreed to sell $85 million in New York City office properties from the NYSE-listed REIT. Separately, Reckson issued $300 million in senior unsecured notes at an average cost of 7.7%.
o Simon Property Group continued its consolidation strategy by contracting to purchase the New England Development Company's $1.7 billion regional mall portfolio. The 14 regional malls, which are located in Massachusetts and surrounding states, will be owned by a joint venture between Simon and a pension fund, and will give Simon a commanding presence in New England mall retailing.
o Vornado Realty increased its ownership stake in Charles E. Smith Commercial Realty LP from 10% to 34% in a transaction valued at $500 million. Smith is a private company which owns interests in or manages 26 million square feet of office properties in Washington D.C. and Northern Virginia. In conjunction with the Smith transaction, Vornado issued $250 million in 6% preferred stock convertible at $44 per share.
o Fourth quarter Funds From Operations (cash flow) growth averaged 16.6% for the companies in the Realty Majors Portfolio.

Geographic Diversification as of 3/31/99

[Graphic representation of the U.S., divided into sections and labeled with section names and percentages.]

--------------------------------------------------------------------------------
Section Name            States                                    Percentage
--------------------------------------------------------------------------------
North West Central      North Dakota, South Dakota,               4%
                        Nebraska, Kansas, Oklahoma,
                        Minnesota, Iowa, Missouri, Arkansas,
                        Louisiana
--------------------------------------------------------------------------------
Pacific                 Washington, Oregon, California            20%
--------------------------------------------------------------------------------
Mountain                Idaho, Nevada, Utah, Arizona,             9%
                        Montana, Wyoming, Colorado, New
                        Mexico
--------------------------------------------------------------------------------
South West Central      Texas                                     11%
--------------------------------------------------------------------------------
North East Central      Wisconsin, Michigan, Illinois,            14%
                        Indiana, Ohio
--------------------------------------------------------------------------------
New England             Maine, New Hampshire, Vermont,            3%
                        Massachusetts, Connecticut, Rhode
                        Island
--------------------------------------------------------------------------------
Mid-Atlantic            New York, Pennsylvania, New Jersey        16%
South Atlantic          Delaware, Maryland, West Virginia,        21%
                        Virginia, North Carolina, South
                        Carolina, Georgia, Florida
--------------------------------------------------------------------------------
South East Central      Kentucky, Tennessee, Mississippi,         2%
                        Alabama
--------------------------------------------------------------------------------

Portfolio Highlights as of 3/13/99


Symbol                                                          RMP001
--------------------------------------------------------------------------------
Number of Holdings                                                  29
--------------------------------------------------------------------------------
Total Net Assets                                          $609 million
--------------------------------------------------------------------------------
NAV per Unit                                                  $0.82904
--------------------------------------------------------------------------------
Termination Date                                           April, 2001
--------------------------------------------------------------------------------
Investment Consultant                Cohen & Steers Capital Management
--------------------------------------------------------------------------------



Investment Performance
Total Return from Inception 4/23/98 to 3/31/99(1)

----------------------------------------------------------------------
Realty Majors Portfolio                               -12.68%
----------------------------------------------------------------------
Dow Jones REIT Index(2)                               -15.66%
----------------------------------------------------------------------
S&P REIT Index                                        -20.18%
----------------------------------------------------------------------
Dow Jones Industrial Average                            8.84%
----------------------------------------------------------------------
S&P 500 Index                                          16.50%
----------------------------------------------------------------------

------------

   (1) Change in Total Returns (stock prices plus dividends reinvested divided by initial price). The Portfolio reflects deduction of ongoing expenses of .348 annually.


   (2) The Dow Jones Equity REIT Total Return Index reflects both price changes and dividend payouts of 118 equity REIT stocks. The S&P REIT Index is a capitalization-weighted index of 100 REIT stocks. The Dow Jones Industrial Average is a price-weighted index of 30 large-cap common stocks chosen as representative of American Industry. The S&P 500 Stock Price Composite Index is a capitalization weighted index of 500 large-cap common stocks.


Dividend Review

Twenty four of the Realty Majors increased their dividends by an average 10.5% (most recent dividend versus prior year) see reverse for details.

Dividends are paid monthly or can be reinvested in additional units of the Fund.

The annual dividend and current yield for each of the Realty Majors is listed on the back of this form.


Sector Diversification as of 3/31/99

[Pie chart divided into sections labeled with section names and percentages]


----------------------------------------------------------------------
Section Name                                 Percentage
----------------------------------------------------------------------
Shopping Centers                             6%
----------------------------------------------------------------------
Regional Malls                               14%
----------------------------------------------------------------------
Self Storage                                 5%
----------------------------------------------------------------------
Office/Industrial                            10%
----------------------------------------------------------------------
Industrial                                   11%
----------------------------------------------------------------------
Apartment                                    22%
----------------------------------------------------------------------
Diversified                                  5%
----------------------------------------------------------------------
Health Care                                  5%
----------------------------------------------------------------------
Office                                       22%
----------------------------------------------------------------------


[copyright symbol] Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. -- This material is authorized for client distribution only when accompanied or preceded by a current prospectus.


Dividend Changes since inception -- 4/23/98 through 3/31/99

Twenty four companies have announced annualized dividend increases averaging 10.5% (most recent dividend versus prior year).

--------------------------------------------------------------------------------
                                                             % Change vs.
Company                                    New Dividend       Prior Year
--------------------------------------------------------------------------------
Crescent Real Estate Equities Co.             $2.20              44.7%
--------------------------------------------------------------------------------
Kimco Realty Corp.                             2.40              25.0(3)
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                    2.04              24.4
--------------------------------------------------------------------------------
Equity Office Properties Trust                 1.48              15.6
--------------------------------------------------------------------------------
Duke Realty Investments, Inc.                  1.36              13.3
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.            2.40              13.2
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                         2.20              10.0
--------------------------------------------------------------------------------
Vornado Realty Trust                           1.76              10.0
--------------------------------------------------------------------------------
Archstone Communities Trust                    1.48              8.8
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                1.35               8.0
--------------------------------------------------------------------------------
Post Properties, Inc.                          2.80               7.7
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.             1.80               7.1
--------------------------------------------------------------------------------
                                                             % Change vs.
Company                                    New Dividend       Prior Year
--------------------------------------------------------------------------------
The Rouse Company                             $1.20               7.1%
--------------------------------------------------------------------------------
Spieker Properties, Inc.                       2.44               7.0
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.            1.40               6.9
--------------------------------------------------------------------------------
Manufactured Home Communities, Inc.            1.55               6.9
--------------------------------------------------------------------------------
Health Care Properties Investors               2.72               6.3
--------------------------------------------------------------------------------
Equity Residential Properties                  2.84               6.0
--------------------------------------------------------------------------------
Arden Realty, Inc.                             1.78               6.0
--------------------------------------------------------------------------------
Highwoods Properties                           2.16               5.9
--------------------------------------------------------------------------------
The Macerich Company                           1.94               5.4
--------------------------------------------------------------------------------
ProLogis Trust                                 1.31               2.8
--------------------------------------------------------------------------------
Taubman Centers                                0.96               2.1
--------------------------------------------------------------------------------
TriNet Corporate Realty Trust, Inc.            2.60               1.6


------------
   (3) Excludes $0.05 Special Dividend


The Realty Majors Portfolio as of 3/31/99

--------------------------------------------------------------------------------
                                                     Price         Annual
Company                                  Symbol    Per Share      Dividend
--------------------------------------------------------------------------------
Archstone Communities Trust               ASN       $20.125        $1.48
--------------------------------------------------------------------------------
Arden Realty, Inc.                        ARI        22.250         1.78
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.               AVB        31.625         2.04
--------------------------------------------------------------------------------
Carr America Realty Corp.                 CRE        22.063         1.85
--------------------------------------------------------------------------------
Crescent Real Estate Equities Co.         CEI        21.500         2.20
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.       DDR        14.313         1.40
--------------------------------------------------------------------------------
Duke Realty Investments, Inc.             DRE        21.500         1.36
--------------------------------------------------------------------------------
Equity Office Properties Trust            EOP        25.438         1.48
--------------------------------------------------------------------------------
Equity Residential Properties Trust       EQR        41.250         2.84
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.        FR        23.938         2.40
--------------------------------------------------------------------------------
Health Care Property Investors, Inc.      HCP        28.750         2.72
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                HIW        23.563         2.16
--------------------------------------------------------------------------------
Kimco Realty Corp.                        KIM        36.875         2.40
--------------------------------------------------------------------------------
The Macerich Company                      MAC        22.688         1.94
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                    CLI        29.375         2.20
--------------------------------------------------------------------------------
Manufactured Home Communities Inc.        MHC        24.000         1.55
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.        NHP        19.000         1.80
--------------------------------------------------------------------------------
Post Properties, Inc.                     PPS        36.000         2.80
--------------------------------------------------------------------------------
ProLogis Trust                            PLD        20.500         1.31
--------------------------------------------------------------------------------
Public Storage, Inc.                      PSA        25.000         0.88
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.            RA        20.563         1.35
--------------------------------------------------------------------------------
Reckson Services Industries, Inc.(4)      RSII        4.500         0.0
--------------------------------------------------------------------------------
The Rouse Company                         RSE        22.188         1.20
--------------------------------------------------------------------------------
Simon Property Group, Inc.                SPG        27.438         2.02
--------------------------------------------------------------------------------
Spieker Properties, Inc.                  SPK        35.250         2.44
--------------------------------------------------------------------------------
Taubman Centers, Inc.                     TCO        12.250         0.96
--------------------------------------------------------------------------------
TriNet Corporate Realty Trust, Inc.       TRI        25.375         2.60
--------------------------------------------------------------------------------
Vornado Operating Co.(5)                  VOO         6.000         0.0
--------------------------------------------------------------------------------
Vornado Realty Trust                      VNO        34.500         1.76
--------------------------------------------------------------------------------


-----------
   (4) Reckson Services Industries, Inc., spun off from Reckson Associates Realty in June, 1998.

   (5) Vornado Operating Co. was spun off from Vornado Realty Trust in October, 1998.




                                   Current        Market Cap         Property
Company                            Dividend     ($ in Millions)       Sector
                                   Yield(6)
--------------------------------------------------------------------------------
Archstone Communities Trust         7.4%          $2,797           Apartment
--------------------------------------------------------------------------------
Arden Realty, Inc.                  8.0            1,389           Office
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.         6.5            2,035           Apartment
--------------------------------------------------------------------------------
Carr America Realty Corp.           8.4            1,583           Office
--------------------------------------------------------------------------------
Crescent Real Estate Equities      10.2            2,457           Office
Co.
--------------------------------------------------------------------------------
Developers Diversified Realty       9.8              877           Retail
Corp.
--------------------------------------------------------------------------------
Duke Realty Investments, Inc.       6.3            1,832           Office/
                                                                   Industrial
--------------------------------------------------------------------------------
Equity Office Properties Trust      5.8            6,600           Office
--------------------------------------------------------------------------------
Equity Residential Properties       6.9            4,902           Apartment
Trust
--------------------------------------------------------------------------------
First Industrial Realty Trust,     10.0              910           Industrial
Inc.
--------------------------------------------------------------------------------
Health Care Property Investors,     9.5              892           Health Care
Inc.
--------------------------------------------------------------------------------
Highwoods Properties, Inc.          9.2            1,401           Office
--------------------------------------------------------------------------------
Kimco Realty Group                  6.5            2,128           Retail
--------------------------------------------------------------------------------
The Macerich Company                8.6              768           Retail
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.              7.5            1,712           Office
--------------------------------------------------------------------------------
Manufactured Home                   6.5              638           Manufactured
--------------------------------------------------------------------------------
Communities Inc.                                                   Homes
--------------------------------------------------------------------------------
Nationwide Health Properties,       9.5              878           Health Care
Inc.
--------------------------------------------------------------------------------
Post Properties, Inc.               7.8            1,384           Apartment
--------------------------------------------------------------------------------
ProLogis Trust                      6.4            3,294           Industrial
--------------------------------------------------------------------------------
Public Storage, Inc.                3.5            2,893           Self Storage
--------------------------------------------------------------------------------
Reckson Associates Realty           6.6              824           Office/
Corp.                                                              Industrial
--------------------------------------------------------------------------------
Reckson Services Industries,        0.0              111           Diversified
Inc. (7)
--------------------------------------------------------------------------------
The Rouse Company                   5.4            1,522           Retail
--------------------------------------------------------------------------------
Simon Property Group, Inc.          7.4            4,488           Retail
--------------------------------------------------------------------------------
Spieker Properties, Inc.            6.9            2,157           Office/
                                                                   Industrial
--------------------------------------------------------------------------------
Taubman Centers, Inc.               7.8              650           Retail
--------------------------------------------------------------------------------
TriNet Corporate Realty Trust,     10.2              631           Office/
Inc.                                                               Industrial
--------------------------------------------------------------------------------
Vornado Operating Co.(8)           0.0               25           Diversified
--------------------------------------------------------------------------------
Vornado Realty Trust                5.1            2,906           Diversified
--------------------------------------------------------------------------------


------------
   (6) Calculated by annualizing the latest quarterly or semi-annual ordinary dividend declared and dividing the result by its market value as of the close of trading on March 31, 1999.

   (7) Reckson Services Industries, Inc., spun off from Reckson Associates Realty in June, 1998.

   (8) Vornado Operating Co. was spun off from Vornado Realty Trust in October, 1998.

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate due to its policy of concentration in the securities of real estate companies. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions. The Fund is also classified as non-diversified and therefore is not limited in the proportion of its assets that may be invested in a single issuer.

                                                                    70137IN-4/99

[ML logo] Merrill Lynch

COHEN & STEERS
Realty Majors

[logo] Defined Asset Funds(SM)
Buy With Knowledge o Hold With Confidence